OTHER LIABILITIES - Disclosure of detailed information about other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Liabilities [Abstract]
Foreign exchange forward contracts designated as cash flow hedges	$ 282	$ 0
Current portion of deferred revenue	1,184	546
Other liabilities	0	301
Current portion of other liabilities	1,466	847
Non-current portion of deferred revenue	29	57
Non-current portion of other liabilities	5	0
Other liabilities	$ 34	$ 57